Selected Statements of Operations Data (Details) - Schedule of research and development expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of research and development expenses, net [Abstract]
Total costs	$ 47,156	$ 43,043	$ 39,574
Less - capitalized software development costs	(5,798)	(5,665)	(5,160)
Research and development expenses, net	$ 41,358	$ 37,378	$ 34,414